Financial Instruments (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Carrying Value and Estimated Fair Values
Cost method investments	$ 7,347,000	$ 7,347,000
Derivative asset	0	5,330,000
Derivative liability	17,965,000	4,597,000
Deferred charges	28,166,000	42,154,000
Interest Rate Swap | Cash Flow Hedging | Designated as Hedging Instrument
Carrying Value and Estimated Fair Values
Derivative notional amount	$ 1,250,000,000
Interest Rate Swap | Minimum | Cash Flow Hedging | Designated as Hedging Instrument
Carrying Value and Estimated Fair Values
Fixed interest rates	1.13%
Interest Rate Swap | Maximum | Cash Flow Hedging | Designated as Hedging Instrument
Carrying Value and Estimated Fair Values
Fixed interest rates	1.94%
Carrying value | Level 1
Carrying Value and Estimated Fair Values
Cash and cash equivalents	$ 137,904,000	105,235,000
Restricted cash and short-term receivables	469,846,000	408,563,000
Carrying value | Level 2
Carrying Value and Estimated Fair Values
Short-term loans receivable	0	6,375,000
Current portion of long-term debt and short-term debt	488,927,000	501,618,000
Long-term debt - convertible bonds	247,585,000	243,369,000
Long-term debt	1,091,945,000	1,133,074,000
Carrying value | Level 2 | Interest Rate Swap
Carrying Value and Estimated Fair Values
Derivative asset	0	5,330,000
Derivative liability	17,965,000	4,597,000
Carrying value | Level 2 | Return Equity Swap
Carrying Value and Estimated Fair Values
Derivative liability	61,698,000	81,581,000
Carrying value | Level 3
Carrying Value and Estimated Fair Values
Cost method investments	7,347,000	7,347,000
Fair value | Level 1
Carrying Value and Estimated Fair Values
Cash and cash equivalents	137,904,000	105,235,000
Restricted cash and short-term receivables	469,846,000	408,563,000
Fair value | Level 2
Carrying Value and Estimated Fair Values
Short-term loans receivable	0	6,375,000
Current portion of long-term debt and short-term debt	488,927,000	501,618,000
Long-term debt - convertible bonds	245,923,000	231,945,000
Long-term debt	1,091,945,000	1,133,074,000
Fair value | Level 2 | Interest Rate Swap
Carrying Value and Estimated Fair Values
Derivative asset	0	5,330,000
Derivative liability	17,965,000	4,597,000
Fair value | Level 2 | Return Equity Swap
Carrying Value and Estimated Fair Values
Derivative liability	61,698,000	81,581,000
Fair value | Level 3
Carrying Value and Estimated Fair Values
Cost method investments	$ 7,347,000	$ 7,347,000